UNITED STATES
	                  SECURITIES AND EXCHANGE COMMISSION
        	             		Washington, D.C.  20549


	                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  December 31, 2011
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   February 13, 2012


Report Type  (Check only one.):

[X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   62

Form 13F Information Table Value Total:   $24478
List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      522     6391 SH       SOLE                     6391
A.J. Gallagher                 COM              363576109      318     9505 SH       SOLE                     9505
AT&T                           COM              00206R102      362    11975 SH       SOLE                    11975
Abbott Laboratories            COM              002824100      342     6075 SH       SOLE                     6075
Altria Group                   COM              02209S103      277     9345 SH       SOLE                     9345
Amgen Inc.                     COM              031162100      284     4430 SH       SOLE                     4430
Auto. Data Processing          COM              053015103      258     4775 SH       SOLE                     4775
BHP Billiton Ltd.              COM              088606108      251     3555 SH       SOLE                     3555
Bristol-Myers-Squibb           COM              110122108      307     8705 SH       SOLE                     8705
Brown-Forman Cl. B             COM              115637209      343     4263 SH       SOLE                     4263
CBRE Group                     COM              12504L109      340    22360 SH       SOLE                    22360
CSX Corp.                      COM              126408103      327    15515 SH       SOLE                    15515
CVS Caremark Corp.             COM              126650100      501    12292 SH       SOLE                    12292
Caterpillar                    COM              149123101      375     4137 SH       SOLE                     4137
CenturyLink                    COM              156700106      337     9050 SH       SOLE                     9050
Chevron Corp.                  COM              166764100      300     2820 SH       SOLE                     2820
Cinemark Hldgs.                COM              17243V102      276    14950 SH       SOLE                    14950
Cisco Systems Inc.             COM              17275R102      210    11635 SH       SOLE                    11635
ConocoPhillips                 COM              20825C104      547     7511 SH       SOLE                     7511
Disney Walt Co.                COM              254687106      393    10470 SH       SOLE                    10470
DuPont (E.I.)                  COM              263534109      635    13862 SH       SOLE                    13862
Exxon Mobil Corp.              COM              30231G102     1509    17804 SH       SOLE                    17804
Frontier Commun.               COM              35906A108      128    24925 SH       SOLE                    24925
General Electric               COM              369604103      416    23212 SH       SOLE                    23212
Gruma S.A.B. de C.V.           COM              400131306      117    15580 SH       SOLE                    15580
Heinz (H.J.)                   COM              423074103      498     9215 SH       SOLE                     9215
Hewlett-Packard Co.            COM              428236103      207     8053 SH       SOLE                     8053
Home Depot Inc.                COM              437076102      438    10408 SH       SOLE                    10408
Int'l Business Machines        COM              459200101      382     2075 SH       SOLE                     2075
Intel Corp.                    COM              458140100      460    18984 SH       SOLE                    18984
Johnson & Johnson              COM              478160104      860    13120 SH       SOLE                    13120
Kinder Morgan                  COM              49455P101      728    22615 SH       SOLE                    22615
Manitowoc Co.                  COM              563571108      217    23660 SH       SOLE                    23660
Marsh & McLennan               COM              571748102      360    11375 SH       SOLE                    11375
Mattel Inc.                    COM              577081102      254     9140 SH       SOLE                     9140
McDonalds Corp                 COM              580135101      500     4986 SH       SOLE                     4986
Merck & Co. Inc.               COM              58933Y105      355     9423 SH       SOLE                     9423
Mercury General                COM              589400100      333     7295 SH       SOLE                     7295
Met-Pro Corp.                  COM              590876306      142    15758 SH       SOLE                    15758
Microsoft Corp.                COM              594918104      296    11400 SH       SOLE                    11400
Nabors Industries              COM              G6359F103      231    13293 SH       SOLE                    13293
Oracle Corp.                   COM              68389X105      284    11080 SH       SOLE                    11080
Paychex Inc                    COM              704326107      217     7205 SH       SOLE                     7205
PepsiCo Inc.                   COM              713448108      919    13854 SH       SOLE                    13854
Pfizer Inc.                    COM              717081103      831    38397 SH       SOLE                    38397
Philip Morris Intl.            COM              718172109      569     7250 SH       SOLE                     7250
Procter & Gamble               COM              742718109     1160    17390 SH       SOLE                    17390
QUALCOMM Inc.                  COM              747525103      504     9212 SH       SOLE                     9212
RGC Resources                  COM              74955L103      203    11465 SH       SOLE                    11465
Schlumberger Ltd.              COM              806857108      367     5371 SH       SOLE                     5371
Spectra Energy                 COM              847560109      399    12970 SH       SOLE                    12970
Teva Pharmaceutical            COM              881624209      222     5500 SH       SOLE                     5500
Union Pacific Corp.            COM              907818108      228     2149 SH       SOLE                     2149
United Technologies            COM              913017109      479     6550 SH       SOLE                     6550
Wal-Mart Stores                COM              931142103      428     7160 SH       SOLE                     7160
Wells Fargo & Co.              COM              949746101      394    14308 SH       SOLE                    14308
Xstrata plc                    COM              98418K105       89    29260 SH       SOLE                    29260
iShr MSCI EAFE                 COM              464287465      229     4615 SH       SOLE                     4615
iShr MSCI Emerging Mkts        COM              464287234      303     7995 SH       SOLE                     7995
iShr MSCI Pacific Ex Japan     COM              464286665      259     6655 SH       SOLE                     6655
AngloGold Ashanti                               03512Q206      228     4785 SH       SOLE                     4785
Apache Corp. 6.00% Mandatory C                  037411808      229     4225 SH       SOLE                     4225